Unaudited Quarterly Results of Operations (Tables)	12 Months Ended
Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2013
Revenue	$845,225	$841,332	$832,938	$826,359
Operating income	122,876	123,164	122,855	112,657
Net income	88,954	119,558	104,912	99,015
Basic earnings per share	0.55	0.74	0.65	0.61
Diluted earnings per share	0.54	0.73	0.64	0.61
2012
Revenue	$822,128	$808,837	$808,928	$807,010
Operating income	113,501	110,051	109,872	109,048
Net income	98,021	98,749	101,870	92,731
Basic earnings per share	0.60	0.59	0.60	0.54
Diluted earnings per share	0.60	0.59	0.60	0.53